Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Listings [Line Items]
(Loss) income before income tax expense	$ (1,976,046)	$ 2,447,690
Unrecognized tax benefits	0	0
Accrued interest and penalties	0	0
Landsea Homes [Member]
Entity Listings [Line Items]
(Loss) income before income tax expense	(12,165,000)	$ 28,550,000	$ 41,319,000
Net operating loss, carry forward	$ 400,000